Income Taxes - Details of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Canadian	$ 46	$ 24
Foreign	510	557
Current income tax, Total	556	581
Canadian	(12)	(26)
Foreign	(98)	(235)
Deferred income tax, Total	(110)	(261)
Income tax provision, Total	$ 446	$ 320